UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$395,000	$401,668

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	1,750,000	1,797,023

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,720,080

			5,918,771
Arizona (1.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	2,850,000	2,286,698

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa2	2,000,000	1,963,240

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,467,275

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,628,713

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,235,740
5s, 7/1/21	AA	1,500,000	1,683,780

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,750,000	1,855,000

			17,120,446
Arkansas (—%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	345,000	346,504

			346,504
California (11.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	1,300,000	1,128,296

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,128,050

CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/36	A2	1,865,000	1,869,364
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded, 11/1/15)	AAA/P	135,000	146,503
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	2,000,000	1,877,400
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	779,955
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,219,884

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A-	5,750,000	5,247,335

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	A	640,000	651,731

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,453,932

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,544,220

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	3,000,000	2,390,880

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	5,909,650
5 3/4s, 4/1/31	A1	15,000,000	16,641,300
5 1/2s, 3/1/40	A1	10,300,000	11,036,965
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,544,500

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,496,050

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,311,720
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,469,055
(Capital Projects), Ser. A, 5s, 4/1/29	A2	3,605,000	3,762,971

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	BBB+	585,000	563,975

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/33	AA-	1,000,000	1,039,340

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,551,200

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	2,662,830

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/33	A+	1,240,000	1,244,935

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	2,207,880

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	4,886,775

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/27	A2	500,000	523,275
5s, 3/1/25	A2	1,000,000	1,068,700

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/29	A1	200,000	211,412

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	5,190,124

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A-	1,375,000	1,471,058

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,020,520

			109,251,785
Colorado (1.6%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	650,000	654,232
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,448,430
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,038,550
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,650,000	1,504,041
(Evangelical Lutheran), 5s, 6/1/16	A3	625,000	635,013

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	1,925,000	2,026,640
Ser. A, 5s, 11/15/28	A1	1,500,000	1,531,125

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,750,000	1,818,513
Ser. A, NATL, zero %, 9/1/34	A	13,000,000	3,750,760

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	762,510

			15,169,814
Delaware (1.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,787,108
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	3,971,016

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.03s, 10/1/38	VMIG1	8,180,000	8,180,000

			13,938,124
District of Columbia (1.8%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26 (Prerefunded 6/1/15)	Aa2	5,005,000	5,335,480

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	A-	5,000,000	5,334,550
(Kipp Charter School), 6s, 7/1/33	BBB+	230,000	240,833

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A2	1,035,000	1,047,120

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,057,480
5 1/2s, 4/1/34	A+	1,000,000	1,046,020

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	2,425,280

			17,486,763
Florida (7.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,310,720

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,612,200

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	745,233

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	305,000	321,159
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	930,000	942,174

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,412,101

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	A	17,175,000	19,499,121

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,937,030

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27 (Prerefunded 10/1/14)	A1	1,600,000	1,659,392

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,262,200

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	4,825,150

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26 (Prerefunded 7/1/14)	A	3,000,000	3,073,560

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	4,934,250

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B/P	270,000	169,079

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.), 5 1/4s, 10/1/30	BBB	1,300,000	1,289,886

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,045,460

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23 (Prerefunded 7/1/14)	Aa3	4,300,000	4,400,233

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA-	4,800,000	5,379,216

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,692,552
5.2s, 10/1/22 (Prerefunded 10/1/20)	AA-	2,590,000	2,992,512

			77,503,228
Georgia (2.0%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	1,895,000	2,202,369
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	2,041,440

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	4,500,000	5,060,475

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	665,000	762,090

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,262,488

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,437,245

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	413,945

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	2,450,000	2,429,739

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,956,689

			19,566,480
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	BBB	200,000	190,316
5s, 10/1/30	AA-	500,000	506,320

			696,636
Illinois (4.8%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	A+	6,000,000	5,614,320

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,734,101
Ser. F, 5s, 1/1/40	A2	3,700,000	3,590,036

Chicago, Wtr. Rev. Bonds
5s, 11/1/42	AA-	3,000,000	2,919,420
AGM, 5s, 11/1/25	AA-	4,750,000	5,063,215

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29 (Prerefunded 11/15/14)	AA	1,250,000	1,301,425

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,902,990
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	5,928,780
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,169,729
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,043,800
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,015,470
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB-/P	3,000,000	2,717,760

IL State G.O. Bonds
5s, 3/1/34	A3	1,250,000	1,226,563
5s, 8/1/21	A3	5,500,000	5,972,340

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	1,000,000	1,088,940

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,366,656

			46,655,545
Indiana (3.1%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	6,150,000	6,867,828

IN State Fin. Auth. VRDN, Ser. A-2, 0.04s, 2/1/37	VMIG1	9,625,000	9,625,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds
(Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,448,794
(Butler U.), Ser. B, 5s, 2/1/27	BBB+	1,435,000	1,483,058

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	4,879,845

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,704,600
NATL, 5.6s, 11/1/16	A	2,750,000	2,951,053

			29,960,178
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	25,000	25,179

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,567,625

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	561,285

			3,154,089
Kansas (0.6%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,504,511
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,806,932
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	2,887,008

			6,198,451
Kentucky (0.7%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,400,000	1,404,998

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	875,110

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,946,160

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A-	1,000,000	1,041,210

			7,267,478
Louisiana (1.0%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	5,122,800

Stadium & Exposition Dist. Rev. Bonds, Ser. A, 5s, 7/1/32	A3	3,500,000	3,568,845

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	1,200,000	1,312,464

			10,004,109
Maryland (0.1%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,278,827

			1,278,827
Massachusetts (4.9%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	3,680,000	3,722,688

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	6,854,558

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,055,912
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	5,600,980
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,329,766
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	1,922,960

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,950,000	2,950,384
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,114,760
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,614,745
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	615,744
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	450,000	412,727
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,399,787
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,174,743

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,531,775

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,112,640
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,131,040

			47,545,209
Michigan (1.7%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Caa3	500,000	407,260

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	4,040,000	4,082,824

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,335,000

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	330,000	328,792

MI State Fin. Auth. Rev. Bonds (Revolving Fund-Clean Wtr.), 5s, 10/1/29	AAA	2,000,000	2,150,700

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,658,300
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	4,410,000	4,153,779
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	972,215

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	Baa2	700,000	714,931

			16,803,801
Minnesota (1.0%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,673,392

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	2,002,760

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	2,155,000	2,189,114

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,268,725

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	3,500,000	2,665,635

			9,799,626
Mississippi (0.5%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,000,690

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.02s, 12/1/30	VMIG1	1,530,000	1,530,000

			4,530,690
Missouri (0.5%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	1,948,760

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,407,590
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,024,820

			5,381,170
Nebraska (0.4%)

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.03s, 7/1/35	VMIG1	3,795,000	3,795,000

			3,795,000
Nevada (0.9%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	965,000	979,533

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A-	7,570,000	7,575,223

			8,554,756
New Hampshire (0.3%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	1,002,460

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,056,620

			3,059,080
New Jersey (4.5%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	3,000,000	3,023,610
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,312,500

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	8,760,000	5,383,195

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	3,947,866
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	5,772,745
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,061,250

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,115,300
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,127,170

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,342,745

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,125,310

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,318,060

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	4,860,865

			44,390,616
New Mexico (0.9%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	BBB	2,110,000	1,973,504
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A-	4,500,000	4,626,585

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	1,966,200

			8,566,289
New York (8.0%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,182,910

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,500,000	2,533,925
5s, 11/15/29	A2	12,000,000	12,603,720

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,116,860

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,000,000	867,060

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	297,219

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	178,596

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	12,780,468
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	13,919,152
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	26,181,771

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23	Baa1	1,000,000	1,071,350

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	559,590

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	753,840

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,775,000	1,734,495

			78,780,956
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,470,013
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,232,210

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,407,799

NC State Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	220,000	223,102

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,253,196

			13,586,320
Ohio (5.3%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,068,250

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B3	9,600,000	7,017,216

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	1,200,000	1,189,152

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,875,000	1,857,113

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	964,360

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,561,736

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA-	5,000,000	5,248,050

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30 (Prerefunded 11/1/14)	A1	3,500,000	3,644,620

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,375,000	1,445,318

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37 (Prerefunded (7/1/15))	A1	5,300,000	5,670,894

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.03s, 12/1/44	VMIG1	2,900,000	2,900,000

OH State Higher Edl. Fac. Comm. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A	5,000,000	5,333,550

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	1,775,000	1,877,577

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	1,350,000	1,281,380

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,152,920

			52,212,136
Oklahoma (0.3%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	330,000	342,553

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	2,245,000	2,245,000

			2,587,553
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,136,340

			2,136,340
Pennsylvania (3.9%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,585,523

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	2,250,000	2,046,555
5s, 5/1/32	Baa2	450,000	417,335

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+/F	1,465,000	1,557,925
5.15s, 1/1/18	BBB+/F	665,000	702,952

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	6,860,000	7,195,317

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A1	5,500,000	5,867,125

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,292,225

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,304,438

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	962,600
(U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,502,010

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	Aa3	1,000,000	1,098,960
5s, 4/1/23	Aa3	1,000,000	1,110,250

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,879,800

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/14 (In default)(NON)	D/P	5,167,643	517

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA-	3,000,000	3,018,240

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,736,900

			38,278,672
Puerto Rico (1.3%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FGIC, NATL, 5s, 7/1/23	A	4,395,000	3,817,849

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa3	1,895,000	1,406,810

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	A+	2,300,000	1,573,775
5 1/4s, 8/1/40	AA-	4,500,000	3,591,945
5s, 8/1/40	AA-	2,700,000	2,073,627

			12,464,006
Rhode Island (0.3%)

RI State Hlth. & Edl. Bldg. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/34	A2	750,000	771,953

RI State Hlth. & Edl. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/41	A2	2,000,000	2,020,480

			2,792,433
South Carolina (1.2%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	Aa3	5,000,000	5,297,400

SC State Pub. Svc. Auth. Rev. Bonds (Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	6,000,000	6,444,780

			11,742,180
Tennessee (0.4%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A-	4,000,000	4,367,400

			4,367,400
Texas (14.7%)

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,174,040

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,331,814

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA-	2,550,000	2,731,203

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,153,196

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,578,478

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	650,000	629,096

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,944,030

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,717,313

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,800,000	1,751,598

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,285,479

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.03s, 12/1/24	A-1+	8,575,000	8,575,000

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,637,200

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,174,738

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	6,878,235

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,800,215

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA-	750,000	804,195

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,342,250

Lower CO River Auth. Rev. Bonds
Ser. A, FHLMC Coll., FNMA Coll., 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,150,535
5 3/4s, 5/15/37	A1	105,000	107,933
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	1,070,000	1,150,057
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P	25,000	26,853
5 3/4s, 5/15/28	A1	180,000	187,340
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded, 5/15/15)	A1	1,675,000	1,800,324
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	AAA/P	145,000	155,745

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27 (Prerefunded 2/15/15)	Aaa	3,630,000	3,823,624

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,072,115

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	Aa1	1,750,000	1,894,165

North TX, Thruway Auth. Rev. Bonds, Ser. D, AGO, zero %, 1/1/28	AA-	11,620,000	5,928,408

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,796,440
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,854,830
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,143,040
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,278,850

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero % (6 1/2S, 1/1/15), 1/1/43(STP)	A2	9,700,000	10,327,881

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53	B/P	46,000	40,301
Ser. B, 6.15s, 11/15/49	B/P	700,000	595,763
Ser. A, 6.05s, 11/15/46	B/P	525,000	443,567
Ser. D, 6.05s, 11/15/46	B/P	91,000	76,885
Ser. A, 5.15s, 11/15/27	B/P	1,490,000	1,288,433

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA-	1,415,000	1,449,342

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,014,210
5 1/4s, 11/15/22	A-	2,500,000	2,589,775

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,156,400

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,770,599

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	825,821	852,272

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,219,120

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/29	A3	2,475,000	2,403,448

TX State Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,220,699

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,667,646

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,245,001

			144,239,681
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp., Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	1,015,000	1,079,869
AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,600,000	1,604,384

			2,684,253
Virginia (2.6%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,699,000

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5s, 6/1/25	BB+/P	410,000	398,188
5s, 6/1/23	BB+/P	445,000	440,052

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA-	14,150,000	15,313,272

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,080,468

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	6,898,185

			25,829,165
Washington (2.1%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	703,305
5s, 9/1/24	A1	615,000	622,786

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28 (Prerefunded 1/1/15)	Aa1	8,320,000	8,710,707
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24 (Prerefunded 7/1/14)	Aa1	5,270,000	5,392,844

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 1/4s, 10/1/37	Baa1	1,110,000	1,079,098
5s, 10/1/27	Baa1	1,000,000	1,008,660

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,250,000	1,356,188
Ser. B, NATL, 5s, 2/15/27	A	2,140,000	2,141,990

			21,015,578
West Virginia (0.4%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,423,875

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,023,960

			3,447,835
Wisconsin (0.9%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	1,000,000	941,910

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	3,975,685

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,267,900
(Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,025,118

			9,210,613
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,217,950

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	2,944,900
5 1/2s, 1/1/33	A2	1,410,000	1,490,916

			7,653,766

Total municipal bonds and notes (cost $929,806,221)			$966,972,352

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		3,900,000	$3,900,390

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	1,998,140

Total preferred stocks (cost $5,900,000)			$5,898,530

TOTAL INVESTMENTS

Total investments (cost $935,706,221)(b)			$972,870,882

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $980,203,453.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $934,911,447, resulting in gross unrealized appreciation and depreciation of $59,152,964 and $21,193,529, respectively, or net unrealized appreciation of $37,959,435.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.9%
	Health care	14.8
	State debt	14.1
	Transportation	13.1
	Local debt	10.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	10.0%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$966,972,352	$—
Preferred stocks	—	5,898,530	—

Totals by level	$—	$972,870,882	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014